03.31 Fidelity SAI Municipal Money Market Fund Pro-02 | Fidelity SAI Municipal Money Market Fund
Fund Summary Fund: Fidelity® SAI Municipal Money Market Fund
Investment Objective
The fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity SAI Municipal Money Market Fund}	03.31 Fidelity SAI Municipal Money Market Fund Pro-02 Fidelity SAI Municipal Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity SAI Municipal Money Market Fund}	03.31 Fidelity SAI Municipal Money Market Fund Pro-02 Fidelity SAI Municipal Money Market Fund Fidelity SAI Municipal Money Market Fund
Management fee	0.14%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%	[1]
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursement	0.07%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup prior reimbursed expenses up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity SAI Municipal Money Market Fund}	03.31 Fidelity SAI Municipal Money Market Fund Pro-02 Fidelity SAI Municipal Money Market Fund Fidelity SAI Municipal Money Market Fund USD ($)
1 year	$ 14
3 years	$ 59

Principal Investment Strategies
  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax (but may be subject to the federal alternative minimum tax).
  Potentially investing up to 20% of assets in securities subject to state and/or federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Floating NAV. The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.